Debt, cash and cash equivalents and lease liabilities - Additional Information (Details)			12 Months Ended
	Dec. 31, 2021 EUR (€) currency shares	Dec. 31, 2020 EUR (€) credit_facility performance_indicator	Dec. 31, 2021 USD ($) bond	Dec. 31, 2021 USD ($) currency shares	Sep. 30, 2015 EUR (€)	Mar. 31, 2011 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of bond issues redeemed | bond			2
Number of currencies debt is issued in | currency	2			2
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate before derivative instruments
Disclosure of detailed information about borrowings [line items]
Bonds, interest rate	1.40%			1.40%
Cash and cash equivalents, invested rate	0.10%			0.10%
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate after derivative instruments
Disclosure of detailed information about borrowings [line items]
Bonds, interest rate	1.90%			1.90%
Cash and cash equivalents, invested rate	0.90%			0.90%
2 billion bonds maturing March 2021
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable						€ 2,000,000,000
500 million bonds maturing June 2021
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable					€ 500,000,000
Sanofi sustainability-linked credit facilities
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable		€ 4,000,000,000
Number of credit facilities | credit_facility		2
Credit facilities, extension option (in years)		1 year
Number of sustainable development performance indicators | performance_indicator		2
1983 to 1987 participating shares issued | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Number of participating shares outstanding (in shares) | shares	76,986			76,986
Participating shares carrying amount	€ 12,000,000
Syndicated credit facility, expires in 2022 | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable	€ 4,000,000,000
Credit facilities, extension option (in years)	1 year
Syndicated credit facility, expires in December 2025 | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable	€ 4,000,000,000
Credit facilities, extension option (in years)	1 year
Commercial paper program in France | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Commercial paper programs	€ 6,000,000,000
Commercial paper program in USA | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Commercial paper programs | $				$ 10,000,000,000
Borrowing, average drawdown | $			$ 2,300,000,000
Borrowing, maximum drawdown | $			$ 4,000,000,000
Borrowing, drawdown | $				$ 0
Main undrawn confirmed general purpose credit facilities | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable	€ 8,000,000,000